Annual Total Returns[BarChart] - Invesco Intermediate Bond Factor Fund - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	7.15%	12.94%	0.83%	6.66%	(1.32%)	4.84%	6.14%	(4.16%)	11.36%	7.48%